Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

11.    TRADE AND OTHER RECEIVABLES.

a)	The detail of trade and other receivables as of December 31, 2019 and 2018, is as follows:

	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	566,919,977	313,574,385	527,649,947	60,527,843
Trade receivables, gross	500,040,783	191,966,929	457,053,617	2,046,845
Leasing accounts receivables, gross	13,158,795	117,873,340	6,791,579	55,651,630
Other receivables, gross	53,720,399	3,734,116	63,804,751	2,829,368

	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	511,455,330	313,574,385	478,170,067	60,527,843
Trade and other receivables, net	456,552,682	191,966,929	417,927,182	2,046,845
Leasing accounts receivables, net	11,121,878	117,873,340	6,101,812	55,651,630
Other receivables, net (1)	43,780,770	3,734,116	54,141,073	2,829,368
(1)	The details of Other Receivables, net is as follows:

	As of December 31,
	2019		2018
Other receivables, net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Other receivables, net	43,780,770	3,734,116	54,141,073	2,829,368
Recoveries from insurance companies	2,011,406	—	18,805,057	—
Accounts receivable from employees	10,017,453	3,308,861	9,237,209	2,426,697
Advances to suppliers and creditors	19,864,669	415,787	19,236,907	402,671
Others	11,887,242	9,468	6,861,900	—

As of December 31, 2019, non-current trade accounts receivable , gross increased by ThCh$189,920,084 compared to December 31, 2018.

On November 2, 2019, the Ministry of Energy published Law No.21,185, which creates a Transitional Mechanism for the Stabilization of Electricity Prices for Customers Subject to Tariffs Regulation. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be charged to regulated customers are kept at the same price levels defined for the first half of 2019 (Decree 20T/2018) and will be called the “ Stabilized Price to Regulated Client ”(PEC in Spanish).

Between January 1, 2021 and until the end of the stabilization mechanism, the prices will be the amounts established semi-annually in accordance with article 158 of the Electricity Law, but may not exceed the PEC as adjusted by the Consumer’s Price Index as of January 1, 2021 based on the same date (adjusted PEC)

The differences that occur between the billing applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied in accordance with the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies with a limit of US$1,350 million until 2023. All billing differences will be denominated in US dollars and will not accrue interest until December 31, 2025. The balance must be recovered no later than December 31, 2027.

The application of the aforementioned Law, causes a greater lag in the billing and collection of sales generated in our Electricity Generation segment, with the corresponding financial and accounting impact that the situation entails. For this reason, at the end of 2019, Enel Generación Chile recognized lower revenues from energy sales and a higher financial expense of ThCh$2,600,428 and ThCh$14,250,887, respectively. In addition, a profit was recorded for exchange differences of ThCh$ 3,835,024, due to the dollarization of accounts receivable pending for invoicing, and financial income of ThCh$414,292.

In the case of our Electricity Distribution segment, the financial and accounting effects are neutralized (pass-through principle). In effect, at the end of 2019, Enel Distribución Chile recognized lower sales revenues to end customers of ThCh$ 2,083,048 and the same value as lower cost of energy purchase. On the other hand, it recognized ThCh$10,241,505 as financial income for the postponement of payment to the electricity supply providers and the same amount as financial expense for the postponement of the payment to final customers, as well as positive and negative exchange differences for ThCh$2,825,769, for the dollarization of the corresponding accounts payable and receivable already mentioned.

As a result of the situations described above and after eliminating transactions between related companies, at the end of 2019, the Group reclassified non-current trade accounts receivable for ThCh$182,076,569 and suppliers for energy purchases for ThCh$53,941,373 (see Note 24). Along with this, it meant an impact on lower revenues from energy sales of ThCh $ 3,782,091 and a lower cost in energy purchases of ThCh$1,181,163, and higher revenues and financial costs of ThCh$5,225,739 and ThCh$ 19,062,333, respectively, were recognized, (see Note 34). In addition, the Group recorded a profit for net exchange differences of ThCh $ 3,835,024, for the dollarization of accounts receivable pending billing (see Trade and other current receivable, in Note 34 corresponds to financial results).

As of December 31, 2018, the accounts receivable and payable that resulted from the differences between the prices of the electricity supply contracts and the regulated prices, amounted to ThCh$48,196,306 and ThCh$6,718,177, respectively, and were presented in short term.

The concepts indicated above, both commercial and non-commercial, although they are included in the impairment loss determination model (see Note 3.g.3), do not have a greater impact at the end of December 2019, due to the nature of these items: invoices pending issuance, invoices pending expiration or invoices due within normal business ranges.

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers with sales representing 10% or more of its total consolidated revenues for the years ended December 31, 2019 and 2018. Refer to Note 12.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related parties.

a)	Lease receivables

As of December 31, 2019 and 2018, the present value of minimum lease payments receivable is as follows:

	12-31-2019			12-31-2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	15,313,622	4,191,744	11,121,878	8,033,838	1,932,026	6,101,812
From one to two years	17,350,359	3,919,937	13,430,422	8,033,838	1,553,584	6,480,254
From two to three years	17,350,359	3,630,136	13,720,223	8,033,838	1,549,927	6,483,911
From three to four years	17,316,251	3,115,800	14,200,451	8,033,838	1,512,895	6,520,943
From four to five years	17,271,708	2,246,896	15,024,812	7,994,153	1,028,452	6,965,701
More than five years	65,391,395	3,893,963	61,497,432	31,901,489	2,700,668	29,200,821
Total	149,993,694	20,998,476	128,995,218	72,030,994	10,277,552	61,753,442

Lease arrangements are related to public lightning developments mainly to municipalities.

b)	As of December 31, 2019 and 2018, the analysis of trade accounts receivable due and unpaid, but of which no impairment losses have been recorded, is as follows:

Trade Receivables Past Due But Not Impaired (*)	As of December 31,
	2019	2018
	ThCh$	ThCh$
Less than three months	43,661,270	37,711,262
Between three and six months	6,462,265	3,916,489
Between six and twelve months	5,162,189	5,312,988
More than twelve months	10,668,714	11,328,175
Total	65,954,438	58,268,914

c)	The reconciliation of changes in the allowance for credit loss of trade receivables, determined according to Note 3.g.3, is as follows:

Current and
Non-current
Trade Receivables allowance for credit loss	ThCh$
Balance at December 31, 2017	43,874,059
Initial balance adjustment for IFRS 9	4,673,467
Amounts written off	(3,863,702)
Increase (decreases) for the year	4,783,072
Other movements	12,984
Balance at December 31, 2018	49,479,880
Increases (decreases) for the year (*)	10,047,000
Amounts written off	(4,067,201)
Foreign currency translation differences	4,968
Balance at December 31, 2019	55,464,647

(*)   See Note 31 for impairment of financial assets.

Write-offs for past due receivables

Past due receivables are written off once all collection procedures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year. In our distribution business the process takes at least twenty four months. Overall, the risk of writing off our trade receivables is limited (see Notes 3.g.3 and 22.5)

d)	Additional information:

-     Additional statistical information required under Official Bulletin 715 of the CMF of February 3, 2012 (XBRL Taxonomy). See Appendix 2.

-     Supplementary information on trade receivables. See Appendix 2.1.